Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Spend Life Wisely Funds Investment Trust
Entity Central Index Key	0001524348
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000251712
Shareholder Report [Line Items]
Fund Name	WISDOM SHORT DURATION INCOME ETF
Trading Symbol	WISD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wisdom Short Duration Income ETF, formerly Wisdom Short Duration Income Fund, (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 1-866-458-4744 or visit our website at https://thewisdomfunds.com/funds/wisd/ for additional information.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-458-4744
Additional Information Website	https://thewisdomfunds.com/funds/wisd/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Wisdom Short Duration Income ETF	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 1-866-458-4744 or visit https://thewisdomfunds.com/funds/wisd/ for current month-end performance.
Line Graph [Table Text Block]
Table Summary
	Wisdom Short Duration Income ETF - $106,852	FTSE 3-Month Treasury Bill Index - $104,894
Dec-24	100,000	100,000
Jul-25	103,672	102,744
Jan-26	106,852	104,894

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	Since Inception (December 19, 2024)
Wisdom Short Duration Income ETF	6.35%	6.11%
FTSE 3-Month Treasury Bill Index	4.33%	4.37%

Past performance does not guarantee future results. Call 1-866-458-4744 or visit https://thewisdomfunds.com/funds/wisd/ for current month-end performance.

Performance Inception Date	Dec. 19, 2024
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 374,129,399
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 501,685
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Total Net Assets	$374,129,399
# of Portfolio Holdings	189
Portfolio Turnover Rate	56%
Advisory Fees Paid by Fund, Net	$501,685

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Table Summary
Value	Value
Money Market	0.61%
Communication Services	0.65%
Industrials	0.82%
Information Technology	1.26%
Materials	1.85%
Consumer Staples	2.60%
Government & Agency	4.52%
Consumer Discretionary	5.98%
Funds	6.51%
Utilities	7.39%
Energy	8.76%
Real Estate	13.83%
Financials	45.22%

FIXED INCOME: QUALITY STRUCTURE

(Expressed as a % of Total Investments)

Table Summary
Value	Value
BB	2.63%
BB+	3.85%
BBB-	19.80%
BBB	18.25%
BBB+	11.17%
A-	10.26%
A	7.15%
A+	4.65%
AA-	1.45%
AA	0.82%
AA+	2.21%
AAA	10.64%

Credit ratings are provided by S&P Global Ratings. A credit rating is an evaluation by a nationally recognized statistical rating organization (NRSRO) of an issuer’s creditworthiness with respect to its debt obligations. Ratings are assigned on a scale generally ranging from AAA (highest) to D (lowest). Credit ratings are subject to change and those above BB are typically issued to those securities considered investment grade.

Credit Ratings Selection [Text Block]	Credit ratings are provided by S&P Global Ratings. A credit rating is an evaluation by a nationally recognized statistical rating organization (NRSRO) of an issuer’s creditworthiness with respect to its debt obligations. Ratings are assigned on a scale generally ranging from AAA (highest) to D (lowest). Credit ratings are subject to change and those above BB are typically issued to those securities considered investment grade.
Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Funds during the period ended January 31, 2026. For more complete information, you may review the Fund’s prospectus dated November 3, 2025, which is available at www.thewisdomfunds.com/documents/wisd/ or upon request at 1-866-458-4744. The Fund acquired all of the assets and liabilities of Wisdom Short Duration Income Fund - Institutional Class, a series of Spend Life Wisely Funds Investment Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on November 4, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on November 4, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.
C000251713
Shareholder Report [Line Items]
Fund Name	WISDOM SHORT TERM GOVERNMENT FUND
Trading Symbol	WISTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wisdom Short Term Government Fund (the "Fund") Institutional Class shares for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 1-866-458-4744 or visit our website at https://thewisdomfunds.com/funds/wistx/ for additional information.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1-866-458-4744
Additional Information Website	https://thewisdomfunds.com/funds/wistx/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Wisdom Short Term Government Fund	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 1-866-458-4744 or visit https://thewisdomfunds.com/funds/wistx/ for current month-end performance.
Line Graph [Table Text Block]
Table Summary
	Wisdom Short Term Government Fund - $261,985	FTSE 1-Month Treasury Bill Index - $262,079
Dec-24	250,000	250,000
Jul-25	256,432	256,743
Jan-26	261,985	262,079

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	Since Inception (December 19, 2024)
Wisdom Short Term Government Fund	4.28%	4.28%
FTSE 1-Month Treasury Bill Index	4.29%	4.31%

Past performance does not guarantee future results. Call 1-866-458-4744 or visit https://thewisdomfunds.com/funds/wistx/ for current month-end performance.

Performance Inception Date	Dec. 19, 2024
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 79,090,343
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ (7,992)
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Total Net Assets	$79,090,343
# of Portfolio Holdings	19
Portfolio Turnover Rate	9%
Advisor Reimbursed Fund, Net	$(7,992)

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Table Summary
Value	Value
Money Market	39.48%
Government & Agency	60.52%

FIXED INCOME: QUALITY STRUCTURE

(Expressed as a % of Total Investments)

Table Summary
Value	Value
AA+	59.29%
AAA	1.23%

Credit ratings are provided by S&P Global Ratings. A credit rating is an evaluation by a nationally recognized statistical rating organization (NRSRO) of an issuer’s creditworthiness with respect to its debt obligations. Ratings are assigned on a scale generally ranging from AAA (highest) to D (lowest). Credit ratings are subject to change and those above BB are typically issued to those securities considered investment grade.

Credit Ratings Selection [Text Block]	Credit ratings are provided by S&P Global Ratings. A credit rating is an evaluation by a nationally recognized statistical rating organization (NRSRO) of an issuer’s creditworthiness with respect to its debt obligations. Ratings are assigned on a scale generally ranging from AAA (highest) to D (lowest). Credit ratings are subject to change and those above BB are typically issued to those securities considered investment grade.